Schedule of Investments (unaudited) January 31, 2022	BlackRock Defensive Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Chile — 0.8%
Cia Cervecerias Unidas SA, ADR	4,795	$79,933

China — 26.3%
3SBio, Inc.(a)(b)	166,000	131,438
51job, Inc., ADR(a)	536	27,014
Agricultural Bank of China Ltd., Class A	86,800	40,462
Alibaba Group Holding Ltd.(a)	4,648	72,851
Autohome, Inc., Class A(a)	700	5,577
Bank of Beijing Co. Ltd., Class A	158,600	112,161
Bank of China Ltd., Class A	45,600	22,158
Bank of China Ltd., Class H	19,000	7,406
Bank of Communications Co. Ltd., Class A	76,200	56,905
BYD Co. Ltd., Class A	2,100	78,304
China CITIC Bank Corp. Ltd., Class H	38,000	18,130
China Life Insurance Co. Ltd., Class A	3,800	16,576
China Merchants Bank Co. Ltd., Class A	4,900	38,095
China Petroleum & Chemical Corp., Class H	104,000	54,453
China Railway Signal & Communication Corp. Ltd., Class A	189,441	143,927
China Resources Gas Group Ltd.	2,000	10,004
China United Network Communications Ltd., Class A	46,300	27,053
China Yangtze Power Co. Ltd., Class A	34,200	117,947
China Yongda Automobiles Services Holdings Ltd.	59,500	76,131
Dali Foods Group Co. Ltd.(b)	259,000	149,695
Haier Smart Home Co. Ltd., Class H	28,800	115,460
Hangzhou Tigermed Consulting Co. Ltd., Class A	300	4,934
Industrial & Commercial Bank of China Ltd., Class A	6,900	5,065
Industrial & Commercial Bank of China Ltd., Class H	130,000	78,760
Lenovo Group Ltd.	128,000	138,715
NetEase, Inc.	1,490	31,110
Nongfu Spring Co. Ltd., Class H(b)	1,600	9,687
People’s Insurance Co. Group of China Ltd.	76,000	54,622
People’s Insurance Co. Group of China Ltd., Class H	458,000	144,934
Pharmaron Beijing Co. Ltd.	3,500	64,950
Shanghai International Port Group Co. Ltd.	8,300	7,432
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	76,300	148,973
Sinopec Shanghai Petrochemical Co. Ltd., Class H	158,000	34,867
Sinopharm Group Co. Ltd., Class H	53,200	118,997
Tingyi Cayman Islands Holding Corp.	70,000	145,025
WuXi AppTec Co. Ltd., Class A	1,600	26,586
WuXi AppTec Co. Ltd., Class H(b)	6,960	99,829
Yum China Holdings, Inc.	525	25,289
Zijin Mining Group Co. Ltd., Class A	61,700	97,338
ZTE Corp., Class A	28,961	138,626

		2,697,486

Greece — 0.3%
OPAP SA	1,855	27,552

Hong Kong — 0.6%
Guangdong Investment Ltd.	44,000	62,851

India — 10.0%
Asian Paints Ltd.	3,256	137,976
Colgate-Palmolive India Ltd.	1,795	34,367
Crompton Greaves Consumer Electricals Ltd.	1,384	7,905
Dabur India Ltd.	17,697	127,723
HDFC Bank Ltd., ADR	2,154	147,829
HDFC Life Insurance Co. Ltd.(b)	1,115	9,347
Infosys Ltd.	3,722	87,570
Infosys Ltd., ADR	2,173	51,218
ITC Ltd.	43,314	128,639

Security	Shares	Value

India (continued)
Tata Consultancy Services Ltd.	2,918	$146,938
Tech Mahindra Ltd.	1,765	35,232
Wipro Ltd.	13,739	106,077

		1,020,821

Kuwait — 2.0%
Agility Public Warehousing Co. KSC	7,110	23,666
Kuwait Finance House KSCP	34,950	104,646
Mobile Telecommunications Co. KSC	32,499	64,226
National Bank of Kuwait SAKP	3,069	10,521

		203,059

Malaysia — 5.2%
Axiata Group BHD	110,100	97,855
IHH Healthcare BHD	29,000	44,690
Malayan Banking BHD	75,900	150,066
Maxis BHD	84,200	85,127
Petronas Dagangan BHD	3,500	16,223
RHB Bank BHD	106,200	141,352

		535,313

Mexico — 1.8%
Arca Continental SAB de CV	7,091	41,942
Wal-Mart de Mexico SAB de CV	42,983	146,152

		188,094

Peru — 0.6%
Credicorp Ltd.	405	58,004

Philippines — 1.0%
Manila Electric Co.	15,890	104,629

Qatar — 3.3%
Industries Qatar QSC	17,771	81,743
Masraf Al Rayan QSC	66,701	89,437
Ooredoo QPSC	77,455	153,900
Qatar Fuel QSC	1,300	6,751
Qatar Islamic Bank SAQ	1,619	8,673

		340,504

Russia — 2.2%
Alrosa AO(a)	50,508	74,303
LUKOIL PJSC	1,506	133,704
LUKOIL PJSC, ADR	180	16,119

		224,126

Saudi Arabia — 7.6%
Abdullah Al Othaim Markets Co.	950	26,840
Al Rajhi Bank	3,761	149,359
Dr Sulaiman Al Habib Medical Services Group Co.	1,698	75,018
Jarir Marketing Co.	2,734	147,124
SABIC Agri-Nutrients Co.	1,026	46,516
Saudi Arabian Oil Co.(b)	15,920	158,898
Saudi Basic Industries Corp.	2,570	86,027
Seera Group Holding(a)	16,313	85,854

		775,636

South Africa — 2.0%
Clicks Group Ltd.	2,466	47,350
Vodacom Group Ltd.	16,937	161,799

		209,149

South Korea — 4.4%
BGF retail Co. Ltd.	457	61,906
CJ CheilJedang Corp.	78	22,625
KT Corp., ADR(a)	7,770	100,699

1

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Defensive Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
KT&G Corp.(a)	1,145	$73,962
NAVER Corp.	113	29,848
NHN Corp.(a)	188	5,422
Samsung Electronics Co. Ltd.	1,828	113,700
Samsung SDS Co. Ltd.	155	18,399
Shinhan Financial Group Co. Ltd., ADR	448	14,377
SK Telecom Co. Ltd.	276	13,136

		454,074

Taiwan — 17.8%
Chang Hwa Commercial Bank Ltd.	231,490	148,171
Chicony Electronics Co. Ltd.	30,000	96,260
Chunghwa Telecom Co. Ltd.	35,000	148,751
Chunghwa Telecom Co. Ltd., ADR	166	7,206
CTBC Financial Holding Co. Ltd.	149,000	149,791
E.Sun Financial Holding Co. Ltd.	147,166	154,758
Far EasTone Telecommunications Co. Ltd.	64,000	150,007
First Financial Holding Co. Ltd.	164,000	149,341
Formosa Plastics Corp.	3,000	11,503
Inventec Corp.	27,000	24,766
MediaTek, Inc.	2,000	79,438
Micro-Star International Co. Ltd.	14,000	78,307
Nan Ya Plastics Corp.	48,000	151,572
Nanya Technology Corp.	54,000	143,452
Taiwan Mobile Co. Ltd.	42,000	150,965
Taiwan Semiconductor Manufacturing Co. Ltd.	6,000	138,732
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	85	10,424
United Microelectronics Corp.	12,000	25,072

		1,818,516

Thailand — 4.3%
Bangkok Dusit Medical Services PCL, NVDR	219,700	148,369
BTS Group Holdings PCL, NVDR	175,700	48,751
Home Product Center PCL, NVDR	94,700	40,415
Siam Cement PCL, NVDR	12,600	146,361
Siam Makro PCL	46,100	55,730

		439,626

Security	Shares	Value

Turkey — 0.3%
Turk Telekomunikasyon AS	24,916	$17,920
Turkcell Iletisim Hizmetleri A/S	10,066	14,196

		32,116

United Arab Emirates — 3.7%
Abu Dhabi Commercial Bank PJSC	71,991	176,248
Emirates Telecommunications Group Co. PJSC	22,815	205,456

		381,704

United States — 0.8%
Genpact Ltd.	1,444	71,839
Legend Biotech Corp., ADR(a)	152	6,481

		78,320

Total Long-Term Investments — 95.0% (Cost: $9,610,037)		9,731,513

Short-Term Securities

Money Market Funds — 3.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(c)(d)	384,895	384,895

Total Short-Term Securities — 3.8% (Cost: $384,895)		384,895

Total Investments — 98.8% (Cost: $9,994,932)		10,116,408

Other Assets Less Liabilities — 1.2%		127,890

Net Assets — 100.0%		$10,244,298

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$1,096,787	$—	$(711,892	)(a)	$—	$—	$384,895	384,895	$23		$—
iShares MSCI Qatar ETF(b)	240,625	9,683	(243,393)		6,156	(13,071)	—	—	5,171		—
SL Liquidity Series, LLC, Money Market Series(b)	11,550	—	(11,548	)(a)	(2)	—	—	—	229(c	)	—

					$6,154	$(13,071)	$384,895		$5,423		$—

(a)	Represents net amount purchased (sold).

(b)	As of period end, the entity is no longer held.

(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Defensive Advantage Emerging Markets Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	7	03/18/22	$429	$679

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Chile	$79,933	$—	$—	$79,933
China	127,257	2,570,229	—	2,697,486
Greece	—	27,552	—	27,552
Hong Kong	—	62,851	—	62,851
India	199,047	821,774	—	1,020,821
Kuwait	—	203,059	—	203,059
Malaysia	158,768	376,545	—	535,313
Mexico	188,094	—	—	188,094
Peru	58,004	—	—	58,004
Philippines	—	104,629	—	104,629
Qatar	251,067	89,437	—	340,504
Russia	—	224,126	—	224,126
Saudi Arabia	26,840	748,796	—	775,636
South Africa	209,149	—	—	209,149
South Korea	115,076	338,998	—	454,074
Taiwan	17,630	1,800,886	—	1,818,516
Thailand	55,730	383,896	—	439,626
Turkey	17,920	14,196	—	32,116
United Arab Emirates	—	381,704	—	381,704
United States	78,320	—	—	78,320

3

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Defensive Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Short-Term Securities
Money Market Funds	$384,895	$—	$—	$384,895

	$1,967,730	$8,148,678	$—	$10,116,408

Derivative Financial Instruments(a)
Assets
Equity Contracts	$679	$—	$—	$679

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

S C H E D U L E O F I N V E S T M E N T S	4